Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and benefits	$ 817,045	$ 588,342
Professional fees and other accrued expenses	715	245,340
Interest payable	186,391	105,085
Accrued expenses and other current liabilities	$ 1,004,151	$ 938,767